UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08295
                                                     ---------

                        New Providence Investment Trust
                        -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
      (Address of principal executive offices)                        (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------

                   Date of reporting period: November 30, 2004
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust


                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                     FOR THE PERIOD ENDED NOVEMBER 30, 2004



                               INVESTMENT ADVISOR
                         Atlanta Investment Counsel, LLC
                            3717 Haddon Hall Road, NW
                                    Suite 200
                             Atlanta, Georgia 30327



                                   WISDOM FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                        Rocky Mount, North Carolina 27803
                                 1-800-773-3863

--------------------------------------------------------------------------------
Investment in the Fund is subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


[BAR CHART HERE]

           Asset Allocation as of November 30, 2004 (% of net assets)
                                                                    Market Value
           Industry                                                   (000's)
         ------------                                              -------------
      Apparel - 0.27%                                                   135,456
      Banks - 2.85%                                                   1,461,224
      Beverages - 5.33%                                               2,729,293
      Building Materials - 0.62%                                        318,919
      Chemicals - 1.22%                                                 623,062
      Commercial Services - 3.01%                                     1,541,204
      Cosmetics & Personal Care - 2.66%                               1,364,716
      Diversified Financial Services - 4.03%                          2,064,056
      Electric - 1.72%                                                  881,295
      Food - 3.29%                                                    1,685,109
      Health Care Services - 0.00%                                           25
      Holding Companies - Diversified - 1.26%                           645,810
      Home Builders - 0.15%                                              76,916
      Insurance - Multiline - 17.75%                                  9,093,760
      Insurance - Property & Casualty - 17.02%                        8,721,470
      Media - 2.20%                                                   1,125,028
      Miscellaneous Manufacturing - 0.30%                               153,710
      Oil & Gas - 1.03%                                                 527,800
      Packaging & Containers - 0.43%                                    218,595
      Pipelines - 1.81%                                                 928,620
      Real Estate Investment Trusts - 0.17%                              88,999
      Retail - 0.75%                                                    384,166
      Software - 1.34%                                                  688,175
      Textiles - 3.51%                                                1,797,412
      Foreign Government Obligations - 5.85%                          2,998,503
      Mutual Funds - 3.52%                                            1,804,097

                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 72.72%

Apparel - 0.27%
     Nike, Inc. ................................................................                    1,600                $  135,456
                                                                                                                         ----------

Banks - 2.85%
     M & T Bank Corporation ....................................................                    2,030                   213,982
     SunTrust Banks, Inc. ......................................................                    1,100                    78,430
     Wells Fargo Company .......................................................                   18,922                 1,168,812
                                                                                                                         ----------
                                                                                                                          1,461,224
                                                                                                                         ----------
Beverages - 5.33%
     The Coca-Cola Company .....................................................                   69,430                 2,729,293
                                                                                                                         ----------

Building Materials - 0.62%
  (a)American Standard Companies, Inc. .........................................                    8,190                   318,919
                                                                                                                         ----------

Chemicals - 1.22%
     The Sherwin-Williams Company ..............................................                   13,970                   623,062
                                                                                                                         ----------

Commercial Services - 3.01%
     Cendant Corporation .......................................................                    9,000                   204,030
  (a)Iron Mountain Incorporated ................................................                    7,650                   230,495
     Moody's Corporation .......................................................                   13,705                 1,106,679
                                                                                                                         ----------
                                                                                                                          1,541,204
                                                                                                                         ----------
Cosmetics & Personal Care - 2.66%
     The Gillette Company ......................................................                   31,380                 1,364,716
                                                                                                                         ----------

Diversified Financial Services - 4.03%
     American Express Company ..................................................                   37,050                 2,064,056
                                                                                                                         ----------

Electric - 1.72%
     FPL Group, Inc. ...........................................................                    5,865                   412,485
     Great Plains Energy Inc. ..................................................                    5,000                   148,050
  (a)Reliant Energy, Inc. ......................................................                   27,000                   320,760
                                                                                                                         ----------
                                                                                                                            881,295
                                                                                                                         ----------
Food - 3.29%
     Cadbury Schweppes PLC .....................................................                   11,500                   414,000
     Sysco Corporation .........................................................                   18,166                   631,269
     WM Wrigley Jr. Company ....................................................                    9,300                   639,840
                                                                                                                         ----------
                                                                                                                          1,685,109
                                                                                                                         ----------
Health Care Services - 0.00%
  (a)Five Star Quality Care, Inc. ..............................................                        4                        25
                                                                                                                         ----------

                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Holding Companies - Diversified - 1.26%
     Leucadia National Corporation .............................................                   10,300                $  645,810
                                                                                                                         ----------

Home Builders - 0.15%
  (a)Champion Enterprises Inc. .................................................                    6,700                    76,916
                                                                                                                         ----------

Insurance - Multiline - 17.75%
     Alleghany Corp. ...........................................................                    1,000                   282,570
     Ambac Financial Group, Inc. ...............................................                    8,380                   681,545
     American International Group, Inc. ........................................                   32,150                 2,036,703
     Everest Re Group, Ltd. ....................................................                   20,015                 1,686,664
     Fairfax Financial Holding Ltd. ............................................                    1,500                   252,975
     Old Republic International Corp. ..........................................                   10,000                   249,900
     PartnerRe Ltd. ............................................................                   11,005                   673,726
     Platinum Underwriters Holding Limited .....................................                    2,000                    59,620
     RenaissanceRe Holdings Ltd. ...............................................                   36,978                 1,861,842
     The Allstate Corporation ..................................................                   24,750                 1,249,875
     Transatlantic Holdings Inc. ...............................................                    1,000                    58,340
                                                                                                                         ----------
                                                                                                                          9,093,760
                                                                                                                         ----------
Insurance - Property & Casualty - 17.02%
     ACE Limited ...............................................................                   15,547                   628,410
     Fidelity National Financial, Inc. .........................................                   17,463                   748,988
     Infinity Property & Casualty Corporation ..................................                    6,900                   255,300
  (a)Markel Corporation ........................................................                    7,200                 2,318,400
  (a)ProAssurance Corporation ..................................................                    6,900                   269,445
     SAFECO Corporation ........................................................                    6,000                   290,820
     The Chubb Corporation .....................................................                   15,400                 1,173,634
     The Progressive Corporation ...............................................                    9,360                   851,666
     Wesco Financial Corporation ...............................................                      386                   148,707
     White Mountains Insurance Group Ltd. ......................................                    3,300                 2,036,100
                                                                                                                         ----------
                                                                                                                          8,721,470
                                                                                                                         ----------
Media - 2.20%
  (a)Comcast Corp. .............................................................                    2,500                    75,100
     Gannett Company, Inc. .....................................................                    1,698                   140,068
     The Washington Post Company ...............................................                      970                   909,860
                                                                                                                         ----------
                                                                                                                          1,125,028
                                                                                                                         ----------
Miscellaneous Manufacturing - 0.30%
     Dover Corporation .........................................................                    3,800                   153,710
                                                                                                                         ----------


                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                   Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Oil & Gas - 1.03%
           Exxon Mobil Corporation .............................................                    7,000                $  358,750
           PetroChina Company Limited ..........................................                    3,000                   169,050
                                                                                                                         ----------
                                                                                                                            527,800
                                                                                                                          ---------
      Packaging & Containers - 0.43%
        (a)Sealed Air Corporation ..............................................                    4,252                   218,595
                                                                                                                         ----------

      Pipelines - 1.81%
           Kinder Morgan, Inc. .................................................                   13,400                   928,620
                                                                                                                         ----------

      Real Estate Investment Trusts - 0.17%
           The Town & Country Trust ............................................                    3,156                    88,999
                                                                                                                         ----------

      Retail - 0.75%
           Brown Shoe Company, Inc. ............................................                    3,300                    94,116
        (a)P.F. Chang's China Bistro, Inc. .....................................                    1,000                    56,240
        (a)Yum! Brands, Inc. ...................................................                    5,150                   233,810
                                                                                                                         ----------
                                                                                                                            384,166
                                                                                                                         ----------
      Software - 1.34%
           Automatic Data Processing, Inc. .....................................                    7,200                   327,816
           First Data Corporation ..............................................                    8,770                   360,359
                                                                                                                         ----------
                                                                                                                            688,175
                                                                                                                         ----------
      Textiles - 3.51%
        (a)Mohawk Industries, Inc. .............................................                   20,495                 1,797,412
                                                                                                                         ----------

           Total Common Stocks (Cost $29,647,151) ..............................                                         37,254,820
                                                                                                                         ----------

MUTUAL FUNDS - 3.52%

      Federation International Bond Fund .......................................                  127,381                 1,607,551
      Templeton Global Income Fund Inc. ........................................                   20,200                   196,546
                                                                                                                         ----------

           Total Mutual Funds (Cost $1,683,735) ................................                                          1,804,097
                                                                                                                         ----------

                                                                                                                        (Continued)


                                                             WISDOM FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Interest           Maturity           Value
                                                                   Principal           Rate               Date            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT OBLIGATIONS - 5.85%

(c) Bundesrepub, Deutschland.........................            $   327,000          5.250             01/04/11        $   481,595
(c) Canadian Government Bond.........................              1,054,000          6.875             05/15/06            984,592
(c) New Zealand Government...........................              1,015,000          7.000             07/15/09            755,871
(c) New Zealand Government...........................              1,083,000          6.000             11/15/11            776,445
                                                                                                                        -----------

        Total Foreign Government Obligations (Cost $2,936,035) .................................................          2,998,503
                                                                                                                        -----------


Total Value of Investments (Cost $34,266,921 (b)) ..............................                           82.09 %      $42,057,420
Other Assets Less Liabilities ..................................................                           17.91 %        9,177,817
                                                                                                         --------       -----------
      Net Assets ...............................................................                          100.00 %      $51,235,237
                                                                                                         ========       ===========



      (a)  Non-income producing investment

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes is the same.  Unrealized appreciation /(depreciation)  of investments  for financial  reporting and federal income tax purposes  is as follows:


           Aggregate gross unrealized appreciation .............................................................        $ 8,577,049
           Aggregrate gross unrealized depreciation ............................................................           (786,550)
                                                                                                                        -----------

                      Net unrealized appreciation ..............................................................        $ 7,790,499
                                                                                                                        ===========

      (c)  Expressed in United States dollars.


See accompanying notes to financial statements


                                                             WISDOM FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $34,266,921) ...........................................................             $ 42,057,420
      Cash ...............................................................................................                9,389,415
      Income receivable (cost $143,003) ..................................................................                  144,289
      Receivable for investments sold ....................................................................                  153,754
      Receivable for fund shares sold ....................................................................                   51,980
      Other asset ........................................................................................                   11,272
                                                                                                                       ------------
           Total assets ..................................................................................               51,808,130
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...................................................................................                   60,918
      Payable for investment purchases ...................................................................                  499,222
      Payable for fund shares redeemed ...................................................................                   12,204
      Other liability ....................................................................................                      549
                                                                                                                       ------------
           Total liabilities .............................................................................                  572,893
                                                                                                                      ------------

NET ASSETS ...............................................................................................             $ 51,235,237
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................             $ 42,275,002
      Accumulated net investment loss ....................................................................                  (85,925)
      Undistributed net realized gain on investments .....................................................                1,254,375
      Net unrealized appreciation on investments and translation of assets
           and liabilities in foreign currencies .........................................................                7,791,785
                                                                                                                       ------------
                                                                                                                       $ 51,235,237
                                                                                                                       ============
INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($5,046,206 / 385,229 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .......................................             $      13.10
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($21,347,161 / 1,638,540 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .......................................             $      13.03
                                                                                                                       ============
      Maximum offering price per share (100 / 94.25 of $13.03) ...........................................             $      13.82
                                                                                                                       ============

CLASS B SHARES
      Net asset value, redemption and offering price per share
           ($15,425,947 / 1,211,792 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .......................................             $      12.73
                                                                                                                       ============

CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($9,415,923 / 736,496 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .......................................             $      12.78
                                                                                                                       ============

See accompanying notes to financial statements


                                                             WISDOM FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended November 30, 2004
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ......................................................................................             $     26,750
           Dividends .....................................................................................                  337,932
                                                                                                                       ------------

               Total income ..............................................................................                  364,682
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) .............................................................                  123,587
           Fund administration fees (note 2) .............................................................                   30,897
           Distribution and service fees - Investor Class Shares (note 3) ................................                   26,064
           Distribution and service fees - Class B Shares (note 3) .......................................                   74,158
           Distribution and service fees - Class C Shares (note 3) .......................................                   44,591
           Custody fees (note 2) .........................................................................                    6,448
           Registration and filing administration fees (note 2) ..........................................                   13,721
           Fund accounting fees (note 2) .................................................................                   29,546
           Audit and tax preparation fees ................................................................                    9,025
           Legal fees ....................................................................................                   15,041
           Securities pricing fees .......................................................................                    2,707
           Shareholder recordkeeping fees (note 2) .......................................................                   26,908
           Shareholder servicing expenses ................................................................                    5,426
           Registration and filing expenses ..............................................................                   25,069
           Printing expenses .............................................................................                    6,518
           Compliance fees ...............................................................................                    1,210
           Trustee fees and meeting expenses .............................................................                    2,216
           Other operating expenses ......................................................................                    7,475
                                                                                                                       ------------

               Total expenses ............................................................................                  450,607
                                                                                                                       ------------

                    Net investment loss ..................................................................                  (85,925)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                  554,486
      Change in unrealized appreciation on investments and translation
           of assets and liabilities in foreign securities ...............................................                1,257,785
                                                                                                                       ------------

           Net realized and unrealized gain on investments ...............................................                1,812,271
                                                                                                                       ------------

               Net increase in net assets resulting from operations ......................................             $  1,726,346
                                                                                                                       ============

See accompanying notes to financial statements



                                                             WISDOM FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                                ----------------------------------------------------
                                                                                                Period ended           Year ended
                                                                                                 November 30,             May 31,
                                                                                                   2004 (a)                2004
                                                                                ----------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .....................................................             $    (85,925)          $   (193,351)
         Net realized gain from investment transactions ..........................                  554,486               1,219,133
         Change in unrealized appreciation on investments and translation
              of assets and liabilities in foreign securities ....................                1,257,785               4,101,451
                                                                                               ------------            ------------
                     Net increase in net assets resulting from operations ........                1,726,346               5,127,233
                                                                                               ------------            ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ....                1,355,996               6,541,607
                                                                                               ------------            ------------

                     Total increase in net assets ................................                3,082,342              11,668,840

NET ASSETS
     Beginning of period .........................................................               48,152,895              36,484,055
                                                                                               ------------            ------------

     End of period ...............................................................             $ 51,235,237            $ 48,152,895
                                                                                               ============            ============


(a) Unaudited

(b) A summary of capital share activity follows:

                                                                       ------------------------------------------------------------
                                                                               Period ended                       Year ended
                                                                           November 30, 2004 (a)                 May 31, 2004
                                                                          Shares            Value           Shares          Value
                                                                       ------------------------------------------------------------
----------------------------------------------------------------
              INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------
Shares sold ....................................................             10,644    $    132,531          50,016    $    602,397
Shares redeemed ................................................             (6,592)        (82,178)        (49,270)       (570,625)
                                                                       ------------    ------------    ------------    ------------
     Net increase ..............................................              4,052    $     50,353             746    $     31,772
                                                                       ============    ============    ============    ============
----------------------------------------------------------------
                INVESTOR CLASS SHARES
----------------------------------------------------------------
Shares sold ....................................................            209,161    $  2,620,813         599,999    $  7,013,977
Shares redeemed ................................................           (144,967)     (1,815,892)       (271,446)     (3,202,206)
                                                                       ------------    ------------    ------------    ------------
     Net increase ..............................................             64,194    $    804,921         328,553    $  3,811,771
                                                                       ============    ============    ============    ============
----------------------------------------------------------------
                   CLASS B SHARES
----------------------------------------------------------------
Shares sold ....................................................             51,226    $    623,081         222,576    $  2,562,201
Shares redeemed ................................................            (45,702)       (557,939)       (183,266)     (2,123,336)
                                                                       ------------    ------------    ------------    ------------
     Net increase ..............................................              5,524    $     65,142          39,310    $    438,865
                                                                       ============    ============    ============    ============
----------------------------------------------------------------
                  CLASS C SHARES
----------------------------------------------------------------
Shares sold ....................................................             84,979    $  1,046,372         227,578    $  2,712,247
Shares redeemed ................................................            (49,686)       (610,792)        (38,040)       (453,048)
                                                                       ------------    ------------    ------------    ------------
     Net increase ..............................................             35,293    $    435,580         189,538    $  2,259,199
                                                                       ============    ============    ============    ============
----------------------------------------------------------------
                   FUND SUMMARY
----------------------------------------------------------------
Shares sold ....................................................            356,010    $  4,422,797       1,100,169    $ 12,890,822
Shares redeemed ................................................           (246,947)     (3,066,801)       (542,022)     (6,349,215)
                                                                       ------------    ------------    ------------    ------------
     Net increase ..............................................            109,063    $  1,355,996         558,147    $  6,541,607
                                                                       ============    ============    ============    ============


See accompanying notes to financial statements


                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Period ended                  For the Years ended May 31,
                                                                   November 31,
                                                                     2004 (a)       2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .......................     $     12.62   $     11.12   $     11.54  $     10.80  $      9.90

      Income (loss) from investment operations
        Net investment income (loss) .......................            0.02          0.02         (0.03)       (0.02)        0.17
        Net realized and unrealized gain (loss)
            on investments and translation of assets
            and liabilities in foreign currencies...........            0.46          1.48         (0.39)        0.85         0.90
                                                                 -----------   -----------   -----------  -----------  -----------
            Total from investment operations ...............            0.48          1.50         (0.42)        0.83         1.07
                                                                 -----------   -----------   -----------  -----------  -----------

      Distributions to shareholders from
        Net investment income ..............................            0.00          0.00          0.00         0.00        (0.17)
        Net realized gain from investment
            transactions ...................................            0.00          0.00          0.00        (0.09)        0.00
                                                                 -----------   -----------   -----------  -----------  -----------
            Total distributions ............................            0.00          0.00          0.00        (0.09)       (0.17)
                                                                 -----------   -----------   -----------  -----------  -----------

Net asset value, end of period .............................     $     13.10   $     12.62   $     11.12  $     11.54  $     10.80
                                                                 ===========   ===========   ===========  ===========  ===========

Total return ...............................................            3.80 %       13.49 %       (3.64)%       7.78 %      10.70 %
                                                                 ===========   ===========   ===========  ===========  ===========

Ratios/supplemental data
      Net assets, end of period ............................     $ 5,046,206   $ 4,811,294   $ 4,228,602  $ 3,924,962  $ 3,164,763
                                                                 ===========   ===========   ===========  ===========  ===========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ......            1.24 %(b)     1.29 %        1.67 %       3.19 %       3.30 %
        After expense reimbursements and waived fees .......            1.24 %(b)     1.29 %        1.62 %       1.71 %       0.26 %
      Ratio of net investment income (loss) to average net assets
        Before expense reimbursements and waived fees ......            0.24 %(b)     0.14 %       (0.30)%      (1.65)%      (1.47)%
        After expense reimbursements and waived fees .......            0.24 %(b)     0.14 %       (0.25)%      (0.17)%       1.57 %

      Portfolio turnover rate ..............................           16.28 %       20.41 %        9.28 %       6.78 %      15.46 %

(a) Unaudited
(b) Annualized.                                                                                                         (Continued)


                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Period ended            For the Years ended May 31,
                                                                   November 31,
                                                                     2004 (a)       2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................       $      12.57   $     11.10   $     11.56  $     10.84  $      9.93

      Income (loss) from investment operations
        Net investment income (loss) ....................               0.00         (0.01)        (0.04)       (0.04)        0.13
        Net realized and unrealized gain (loss) on
            investments and translation of assets
            and liabilities in foreign currencies........               0.46          1.48         (0.42)        0.85         0.91
                                                                ------------   -----------   -----------  -----------  -----------
            Total from investment operations ............               0.46          1.47         (0.46)        0.81         1.04
                                                                ------------   -----------   -----------  -----------  -----------

      Distributions to shareholders from
        Net investment income ...........................               0.00          0.00          0.00         0.00        (0.13)
        Net realized gain from investment transactions ..               0.00          0.00          0.00        (0.09)        0.00
                                                                ------------   -----------   -----------  -----------  -----------
            Total distributions .........................               0.00          0.00          0.00        (0.09)       (0.13)
                                                                ------------   -----------   -----------  -----------  -----------

Net asset value, end of period ..........................       $      13.03   $     12.57   $     11.10  $     11.56  $     10.84
                                                                ============   ===========   ===========  ===========  ===========

Total return (c) ........................................               3.66 %       13.24 %       (3.98)%       7.57 %      10.41 %
                                                                ============   ===========   ===========  ===========  ===========

Ratios/supplemental data
      Net assets, end of period .........................       $ 21,347,161   $19,788,825   $13,824,651  $ 2,739,727  $ 1,253,515
                                                                ============   ===========   ===========  ===========  ===========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...               1.49 %(b)     1.54 %        1.91 %       3.39 %       3.86 %
        After expense reimbursements and waived fees ....               1.49 %(b)     1.54 %        1.87 %       1.96 %       0.68 %
      Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees ...              (0.01)%(b)    (0.11)%       (0.56)%      (1.91)%      (1.97)%
        After expense reimbursements and waived fees ....              (0.01)%(b)    (0.11)%       (0.53)%      (0.48)%       1.21 %

      Portfolio turnover rate ...........................              16.28 %       20.41 %        9.28 %       6.78 %      15.46 %

(a) Unaudited.
(b) Annualized
(c) Total return does not reflect payment of a sales charge.                                                            (Continued)


                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS B SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Period ended             For the Years ended May 31,
                                                                   November 31,
                                                                     2004 (a)       2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................       $      12.33   $     10.97   $     11.50  $     10.87  $      9.97

Income (loss) from investment operations
        Net investment income (loss) ....................               0.00         (0.10)        (0.10)       (0.07)        0.06
        Net realized and unrealized gain (loss) on
            investments and translation of assets
            and liabilities in foreign currencies........               0.45          1.46         (0.43)        0.79         0.90
                                                                ------------   -----------   -----------  -----------  -----------
            Total from investment operations ............               0.40          1.36         (0.53)        0.72         0.96
                                                                ------------   -----------   -----------  -----------  -----------

      Distributions to shareholders from
        Net investment income ...........................               0.00          0.00          0.00         0.00        (0.06)
        Net realized gain from investment transactions ..               0.00          0.00          0.00        (0.09)        0.00
                                                                ------------   -----------   -----------  -----------  -----------
            Total distributions .........................               0.00          0.00          0.00        (0.09)       (0.06)
                                                                ------------   -----------   -----------  -----------  -----------

Net asset value, end of period ..........................       $      12.73   $     12.33   $     10.97  $     11.50  $     10.87
                                                                ============   ===========   ===========  ===========  ===========

Total return.............................................               3.24 %       12.40 %       (4.61)%       6.72 %       9.60 %
                                                                ============   ===========   ===========  ===========  ===========

Ratios/supplemental data
      Net assets, end of period .........................       $ 15,425,947   $14,870,965   $12,795,975  $ 4,307,197  $ 1,796,569
                                                                ============   ===========   ===========  ===========  ===========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...               2.24 %(b)     2.29 %        2.66 %       4.14 %       4.33 %
        After expense reimbursements and waived fees ....               2.24 %(b)     2.29 %        2.62 %       2.71 %       1.28 %
      Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees ...              (0.76)%(b)    (0.86)%       (1.31)%      (2.66)%      (2.50)%
        After expense reimbursements and waived fees ....              (0.76)%(b)    (0.86)%       (1.27)%      (1.23)%       0.56 %

      Portfolio turnover rate ...........................              16.28 %       20.41 %        9.28 %       6.78 %      15.46 %

(a) Unaudited.
(b) Annualized                                                                                                          (Continued)


                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                                   Period ended            For the Years ended May 31,
                                                                   November 31,
                                                                     2004 (a)       2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....................       $      12.38   $     11.01   $     11.54  $     10.91  $      9.98

Income (loss) from investment operations
        Net investment income (loss) ....................              (0.05)        (0.09)        (0.09)       (0.10)        0.03
        Net realized and unrealized gain (loss) on
            investments and translation of assets
            and liabilities in foreign currencies........               0.45          1.46         (0.44)        0.82         0.93
                                                                ------------   -----------   -----------  -----------  -----------
            Total from investment operations ............               0.40          1.37         (0.53)        0.72         0.96
                                                                ------------   -----------   -----------  -----------  -----------

      Distributions to shareholders from
        Net investment income ...........................               0.00          0.00          0.00         0.00        (0.03)
        Net realized gain from investment transactions ..               0.00          0.00          0.00        (0.09)        0.00
                                                                ------------   -----------   -----------  -----------  -----------
            Total distributions .........................               0.00          0.00          0.00        (0.09)       (0.03)
                                                                ------------   -----------   -----------  -----------  -----------

Net asset value, end of period ..........................       $      12.78   $     12.38   $     11.01  $     11.54  $     10.91
                                                                ============   ===========   ===========  ===========  ===========

Total return.............................................               3.23 %       12.44 %       (4.59)%       6.69 %       9.64 %
                                                                ============   ===========   ===========  ===========  ===========

Ratios/supplemental data
      Net assets, end of period .........................       $  9,415,923   $ 8,681,811   $ 5,634,827  $ 1,807,576  $   987,119
                                                                ============   ===========   ===========  ===========  ===========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...               2.24 %(b)     2.29 %        2.66 %       4.18 %       4.44 %
        After expense reimbursements and waived fees ....               2.24 %(b)     2.29 %        2.62 %       2.71 %       1.41 %
      Ratio of net investment (loss) income to average net assets
        Before expense reimbursements and waived fees ...              (0.76)%(b)    (0.86)%       (1.31)%      (2.66)%      (2.62)%
        After expense reimbursements and waived fees ....              (0.76)%(b)    (0.86)%       (1.27)%      (1.19)%       0.40 %

      Portfolio turnover rate ...........................              16.28 %       20.41 %        9.28 %       6.78 %      15.46 %

(a) Unaudited.
(b) Annualized

See accompanying notes to financial statements


                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Wisdom Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the New Providence Investment Trust (the "Trust"), an open-ended management investment company. The Trust was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on February 16, 1999. The investment objective of the Fund is to seek maximum total return consisting of any combination of capital appreciation, realized and unrealized, and income under the constantly varying market conditions. The Board of Trustees of the Trust (the "Trustees") approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares. On November 16, 1999, the Class B Shares and Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into four classes - Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of normal trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

     F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate effective the transaction date.

          The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Atlanta Investment Counsel, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.50% of the first $500 million of the Fund's average daily net assets and 0.40% of all assets over $500 million. The Advisor currently intends to waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, Investor Class Shares, Class B Shares, and Class C Shares. There can be no assurance that the foregoing fee waivers or reimbursements will continue.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, including transaction fees, with a minimum annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares. In addition, the Transfer Agent shall be entitled to reimbursement of actual out-of-pocket expenses incurred by the Transfer Agent on behalf of the Trust or the Fund.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended November 30, 2004, the Distributor retained sales charges in the amount of $2,130.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted distribution and service plans pursuant to Rule 12b-1 of the Act (the "Plans") applicable to the Investor Class Shares, Class B Shares, and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets or 1.00% per annum of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes' shareholder accounts. The Fund incurred $26,064, $74,158, and $44,591, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the period ended November 30, 2004.

                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Beginning                   Ending
                                                             Account Value            Account Value            Expenses Paid
                                                             June 1, 2004           November 30, 2004          During Period*
                                                          --------------------   ------------------------   --------------------
Institutional Class Shares
     Actual                                                  $ 1,000.00               $  1,038.00                 $ 6.34
     Hypothetical (5% annual return before expenses)           1,000.00                  1,018.85                   6.28

Investor Class Shares
     Actual                                                    1,000.00                  1,036.60                   7.61
     Hypothetical (5% annual return before expenses)           1,000.00                  1,017.60                   7.54

Class B Shares
     Actual                                                    1,000.00                  1,032.40                  11.41
     Hypothetical (5% annual return before expenses)           1,000.00                  1,013.84                  11.31

Class C Shares
     Actual                                                    1,000.00                  1,032.30                  11.41
     Hypothetical (5% annual return before expenses)           1,000.00                  1,013.84                  11.31






                                                                                                                     (Continued)

                                   WISDOM FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2004
                                   (Unaudited)


        * Expenses are equal to the Fund's annualized expense ratio (1.24%, 1.49%, 2.24%, and 2.24% for the Institutional Class Shares, Investor Class Shares, Class B Shares, and Class C Shares, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $9,190,278 and $6,648,966, respectively, for the year ended November 30, 2004. Purchases and sales of long-term U.S. government securities aggregated $27,978,238 and $28,000,000, respectively, for the period ended November 30, 2004.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Adviser's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Effective with the 12-month period ended June 30, 2004, the Fund will file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Fund at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

          The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

________________________________________________________________________________


                                   WISDOM FUND

________________________________________________________________________________

                 a series of the New Providence Investment Trust


























                 This report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

Item 2. CODE OF ETHICS.

        Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

        A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.


Item 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

        None.


Item 11.CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)  Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 -------------------------------
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: January 28, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 --------------------------------
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date: January 28, 2005